Amortization, depreciation and impairment (Tables)	12 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Disclosure of amortization, depreciation and impairment

	Year ended September 30
	2023	2022
	$	$
Depreciation of PP&E (Note 6)	142,653	133,651
Depreciation of right-of-use assets (Note 7)	143,030	141,295
Impairment of right-of-use assets (Note 7)	2,274	1,495
Amortization of contract costs related to transition costs	55,194	48,594
Amortization of intangible assets (Note 9)	162,971	139,940
Impairment of intangible assets (Note 9)	—	3,359
Included in costs of services, selling and administrative (Note 23)	506,122	468,334
Amortization of contract costs related to incentives (presented as a reduction of revenue)	2,793	2,201
Amortization of deferred financing fees (presented in finance costs)	816	829
Amortization of premiums and discounts on investments related to funds held for clients (presented net as a reduction (increase) of revenue)	(1,832)	37
Depreciation of PP&E (presented in integration costs) (Note 6)	712	—
Impairment of PP&E (presented in integration costs) (Note 6)	648	858
Impairment of PP&E (presented in cost optimization program) (Note 6 and 25)	1,938	—
Impairment of right-of-use assets (presented in integration costs) (Note 7)	5,143	2,363
Impairment of right-of-use assets (presented in cost optimization program) (Note 7 and 25)	2,232	—
Amortization of intangible assets (presented in integration costs) (Note 9)	1,076	—
	519,648	474,622